Goodwill - Additional Information (Detail) $ in Thousands					12 Months Ended
	Jul. 27, 2017 USD ($)	Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Patient Site	Feb. 27, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill					$ 769,058	$ 616,088	$ 588,434
Total cash outflows					144,131	$ 54,209	$ 166,292
Assessment of valuation of contingent consideration at acquisition								$ 6,000	$ 6,000
Mapi Development SAS
Business Acquisition [Line Items]
Goodwill					129,200
Mapi
Business Acquisition [Line Items]
Goodwill	$ 129,222
Total cash outflows	144,131
Intangible assets	$ 32,305
Clinical Research Management Inc.
Business Acquisition [Line Items]
Goodwill		$ 35,969
Total cash outflows		52,396
Net cash outflows		52,400
Other liabilities assumed		9,200
Maximum additional consideration that might be payable		12,000
Assessment of valuation of contingent consideration at acquisition		$ 6,000			$ 0			$ 0
PMG
Business Acquisition [Line Items]
Goodwill			$ 48,728
Total cash outflows			65,354
Other liabilities assumed			$ 10,060
Number of clinical research sites acquired | Site			52
Working capital adjustment			$ (1,613)
PMG | Minimum
Business Acquisition [Line Items]
Number of active patients via electronic medical records acquired | Patient			2,000,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Goodwill				$ 92,084
Net cash outflows				116,002
Other liabilities assumed				11,283
Cash consideration, net of working capital adjustment				104,700
Working capital adjustment				$ 3,998